Segmental and Geographical Information - Summary of Revenue from External Consumers and Segment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	$ 2,256,608	$ 1,673,922	[1]	$ 1,021,037	[1]
Non-current assets excluding deferred tax assets	1,701,500	1,616,315
Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	2,256,608	1,673,922		1,021,037
Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	2,256,608	1,673,922		1,021,037
United States
Disclosure Of Operating Segments [Line Items]
Non-current assets excluding deferred tax assets	249,529	225,137
United States | Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	475,684	314,596		210,482
United Kingdom
Disclosure Of Operating Segments [Line Items]
Non-current assets excluding deferred tax assets	372,889	338,015
United Kingdom | Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	221,264	151,875		78,628
United Kingdom | Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	1,363,167	1,021,240		728,321
Italy
Disclosure Of Operating Segments [Line Items]
Non-current assets excluding deferred tax assets	917,646	915,553
Italy | Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	624,585	485,882		180,988
Other Countries
Disclosure Of Operating Segments [Line Items]
Non-current assets excluding deferred tax assets	161,436	137,610
Other Countries | Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	1,559,660	1,207,451		731,927
Other Countries | Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	$ 268,856	$ 166,800		$ 111,728

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.